GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of goodwill and intangible assets

	As of and for the Year Ended September 30,
	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$11,000,000	$(8,881,052)	$2,118,948	$11,000,000	$(7,929,344)	$3,070,656
Agent relationships	700,000	(525,464)	174,536	700,000	(456,968)	243,032
Vendor relationships	1,700,000	(1,275,244)	424,756	1,700,000	(1,109,608)	590,392
Trade name	7,000,000	(4,373,880)	2,626,120	7,000,000	(3,674,508)	3,325,492
Technology	4,000,000	(3,839,760)	160,240	4,000,000	(3,489,372)	510,628
Valuation of business acquired - unearned premium	1,600,000	(1,600,000)	—	1,600,000	(1,600,000)	—

Total amortizable intangibles	$26,000,000	$(20,495,400)	$5,504,600	$26,000,000	$(18,259,800)	$7,740,200

Goodwill	$31,474,280	$—	$31,474,280	$31,474,280	$—	$31,474,280

Schedule of expected amortization expense of currently recorded amortizable intangibles
Year Ended	Annual Amortization
September 30,	Expense

2013	1,706,000
2014	1,243,000
2015	1,027,000
2016	847,000
2017	681,600

Total	$5,504,600